Details of Significant Accounts - Summary of Long-term Borrowings (Parenthetical) (Details) $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 27, 2018 USD ($)	Jun. 14, 2018 USD ($)	Sep. 04, 2015 USD ($)	Sep. 04, 2015 TWD ($)	Sep. 01, 2015 USD ($)	Sep. 01, 2015 TWD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Secured borrowings	$ 12,392	$ 370,653	$ 434,757
Undrawn loan facilities amount	$ 399	11,940	6,623
Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Adjusted quick ratio | $ / shares	$ 2.25
Adjusted tangible net	$ 12,000
Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Adjusted quick ratio | $ / shares	$ 1.00
Note 1 | Taiwan Cooperative Bank
Disclosure Of Detailed Information About Borrowings [Line Items]
Secured borrowings	$ 1,182	35,360	37,277					$ 1,262	$ 37,750
Long-term loan contract period	September 2015 to September 2035
Interest payment description on long-term borrowing	The interest is payable monthly for the first 3 years and payable monthly along with the same amount of principal starting from the fourth year.
Note 2 | Taiwan Cooperative Bank
Disclosure Of Detailed Information About Borrowings [Line Items]
Secured borrowings	$ 852	$ 25,500	$ 28,900			$ 1,137	$ 34,000
Long-term loan contract period	September 2015 to September 2022
Interest payment description on long-term borrowing	The interest is payable monthly for the first 2 years and payable semi-annually along with 5% (NT$1,700 thousand (US$57 thousand)) of the principal starting from September 2017. The remaining 50% of principal (NT$17,000 thousand (US$568 thousand)) is required to be repaid in September 2022.
Note 3 | Cathay Bank
Disclosure Of Detailed Information About Borrowings [Line Items]
Secured borrowings					$ 12,000
Long-term loan contract period	December 2018 to June 2020
Interest and principal payment description	The interest is payable monthly for the first six months and payable monthly along with the same amount of principal starting from July 2019.
Note 4 | Cathay Bank
Disclosure Of Detailed Information About Borrowings [Line Items]
Secured borrowings				$ 12,000
Long-term loan contract period	December 2018 to June 2020
Interest and principal payment description	The interest is payable monthly for the first six months and payable monthly along with the same amount of principal starting from July 2019.